Investment Objectives and Goals	Mar. 16, 2026
Defiance Bitcoin vs Ether ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Bitcoin vs Ether ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Bitcoin vs Ether ETF (the “Fund”) seeks total return.
Defiance Ether vs Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Ether vs Bitcoin ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Ether vs Bitcoin ETF (the “Fund”) seeks total return.
Defiance Bitcoin vs Gold ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Bitcoin vs Gold ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Bitcoin vs Gold ETF (the “Fund”) seeks total return.
Defiance Gold vs Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Gold vs Bitcoin ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Gold vs Bitcoin ETF (the “Fund”) seeks total return.